Lease liabilities (Details 1) - USD ($) $ in Thousands	Nov. 30, 2024	Aug. 31, 2024
Lease Liabilities
Current portion of lease liabilities	$ 903	$ 401
Lease liabilities	1,951	942
Balance at end of period	$ 2,854	$ 1,343